James Alpha Funds Trust

FUND	Class A	Class C	Class I	Class R6
James Alpha Total Hedge Portfolio	N/A	N/A	JTHIX	JTHSX
James Alpha EHS Fund	N/A	N/A	JEHIX	JAHSX
James Alpha Structured Credit Value Fund	JASVX	JSVCX	JSVIX	JASSX

(each a “Fund” and collectively the “Funds”)

Supplement dated July 9, 2021 to the Prospectus, Summary Prospectuses, and
Statement of Additional Information of the Funds, each dated March 22, 2021

This Supplement updates and supersedes any contrary information contained in the Prospectus, Summary Prospectuses, and Statement of Additional Information.

Effective on or about August 23, 2021, the name of each Fund will change as set forth below.

Current Fund Name	New Fund Name
James Alpha Total Hedge Portfolio	Easterly Total Hedge Portfolio
James Alpha EHS Fund	Easterly EHS Fund
James Alpha Structured Credit Value Fund	Easterly Structured Credit Value Fund

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectuses, and Statement of Additional Information, each dated March 22, 2021. Please retain this Supplement for future reference.